Nature of Operations and Organization - Schedule of Estimated Useful Lives of Major Asset Categories (Details)	Dec. 31, 2024
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Compressor and Related Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Compressor and Related Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Furniture, Fixtures and Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, Fixtures and Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Land
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember